Income/(Loss) per share	12 Months Ended
Dec. 31, 2024
Income/(Loss) per share
Income/(Loss) per share

20. Income/(Loss) per share

Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period. Because the Class A ordinary shares and Class B ordinary shares have the same dividend and other rights, except for voting and conversion rights for Class B ordinary shares to be converted into Class A ordinary shares on one-to-one basis, the two classes of ordinary shares have been presented on a combined basis in the consolidated statements of comprehensive income/(loss) and in the computation of net income/(loss) per share.

Basic and diluted net income/(loss) per ordinary share for each of the years are presented as follows:

	For the Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net income/(loss) attributable to Jianpu’s shareholders	(131,660)	(26,772)	106,131	14,539
Numerator for basic net income/(loss) per share	(131,660)	(26,772)	106,131	14,539
Numerator for diluted net income/(loss) per share	(131,660)	(26,772)	106,131	14,539
Denominator:
Denominator for basic net income/(loss) per share	424,031,623	424,612,125	399,454,434	399,454,434
Denominator for diluted net income/(loss) per share	424,031,623	424,612,125	410,098,257	410,098,257
Net income/(loss) per ordinary share:
Basic	(0.31)	(0.06)	0.27	0.04
Diluted	(0.31)	(0.06)	0.26	0.04

Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potential ordinary shares of restricted shares and share options were excluded from the net diluted income/(loss) per share calculations because to do so would be antidilutive for all the periods presented. The numbers of share options excluded from the calculation of diluted net income/(loss) per share of the Company were 42,337,559, 46,851,006 and 20,834,621 for the years ended December 31, 2022, 2023 and 2024, respectively.